Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Jun. 30, 2020 USD ($) FinancialInstitution	Dec. 31, 2019 USD ($) FinancialInstitution	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 28,933	$ 13,654
Restricted cash	1,470	900
Total	30,403	14,554	$ 12,940	$ 7,444
Minimum liquidity requirements per New ATB Loan Facility	500	500
Moving average balance requirements per Squire Alpha Bank Loan Facility	500
Dry-docking reserve account	420	350
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 4,000	$ 4,000
Minimum liquidity requirements per owned vessel	500	500
Deposits made under sale and leaseback transactions	$ 2,925	$ 2,925